Summary of Changes in Each Component of Accumulated Comprehensive Income loss (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 28, 2015	Mar. 29, 2014	Dec. 27, 2014	Dec. 28, 2013	Dec. 29, 2012
Accumulated Other Comprehensive Income (Loss) [Line Items]
Postretirement adjustment		$ 2,164	$ (3,919)	$ 4,407	$ (3,648)
Foreign currency translation adjustment	$ (6,299)		(5,816)
Pension And Other Postretirement Benefit Plans [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	(9,730)	(6,045)	$ (6,045)	(9,130)	(6,577)
Foreign currency translation adjustment
Ending Balance	(9,730)	(5,472)	$ (9,730)	(6,045)	(9,130)
Pension And Other Postretirement Benefit Plans [Member] | Postretirement Liability Adjustment [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Postretirement adjustment		1,515	(2,743)	$ 3,085	$ (2,553)
Pension And Other Postretirement Benefit Plans [Member] | Postretirement Curtailment Adjustment [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Postretirement adjustment		$ (942)	$ (942)
Foreign Currency Translation Adjustments [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	(5,816)
Foreign currency translation adjustment	(6,299)		$ (5,816)
Ending Balance	(12,115)		$ (5,816)
Foreign Currency Translation Adjustments [Member] | Postretirement Liability Adjustment [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Postretirement adjustment
Foreign Currency Translation Adjustments [Member] | Postretirement Curtailment Adjustment [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Postretirement adjustment
Accumulated Other Comprehensive Loss (AOCI) [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	(15,546)	$ (6,045)	$ (6,045)	$ (9,130)	$ (6,577)
Foreign currency translation adjustment	(6,299)		(5,816)
Ending Balance	$ (21,845)	(5,472)	(15,546)	(6,045)	(9,130)
Accumulated Other Comprehensive Loss (AOCI) [Member] | Postretirement Liability Adjustment [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Postretirement adjustment		1,515	(2,743)	$ 3,085	$ (2,553)
Accumulated Other Comprehensive Loss (AOCI) [Member] | Postretirement Curtailment Adjustment [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Postretirement adjustment		$ (942)	$ (942)